CONTRACTUAL RIGHTS AND OBLIGATIONS - Reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	$ 749.6	$ 749.1
Cash - Borrowings	261.8	114.5
Cash - Repayments	(169.2)	(113.7)
Cash - Other changes	13.2	(0.3)
End balance	855.4	749.6
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	749.6
Cash - Borrowings	261.8
Cash - Repayments	(169.2)
Cash - Other changes	13.2
End balance	$ 855.4	$ 749.6